Company Liquidity, Operations and Management's Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Company Liquidity, Operations and Management's Plans
Schedule of changes in revenue and net loss

Year	# Health Plans	Revenue	YoY Growth	Net Loss	Net Loss %
2018	1	$87,696,695	N/A	$(49,774,013)	(56.8)%
2019	7	145,894,832	66%	(42,916,855)	(29.4)%
2020	12	485,541,288	233%	(45,381,578)	(9.3)%

September 2020 YTD	12	360,664,280	N/A	(31,184,596)	(8.6)%
September 2021 YTD	14	459,503,232	27%	(85,743,970)	(18.7)%

Year	# Health Plans	Revenue	YoY Growth	Net Loss	Net Loss %
2018	1	$87,696,695	N/A	$(34,699,051)	(40)%
2019	7	145,894,832	66%	(42,916,855)	(29)%
2020	12	485,541,289	233%	(45,381,576)	(9)%